Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Subscription receivable	Additional paid-in capital	Warrant	Statutory reserves	Accumulated deficits	Accumulated other comprehensive loss	Total equity (deficit) attributable to ordinary shareholders	Non- controlling interests	Total
Balance at Dec. 31, 2022		$ 1,879	[1]	$ 657	[1]		$ 33,789,702		$ 2,477,940	$ (6,234,447)	$ (1,355,358)	$ 28,680,373	$ 13,452,895	$ 42,133,268
Balance (in Shares) at Dec. 31, 2022	[1]	18,794,278		6,567,272
Capital contributions from non-controlling interests			[1]		[1]								3,910,897	3,910,897
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]		(3,314,857)					(3,314,857)		(3,314,857)
Net loss			[1]		[1]					(24,232,580)		(24,232,580)	(8,688,144)	(32,920,724)
Share-based compensation			[1]		[1]		2,145,801					2,145,801		2,145,801
Settlement for vested shares		$ 78	[1]		[1]		(78)
Settlement for vested shares (in Shares)		779,800	[1]
Foreign currency translation adjustment			[1]		[1]						(633,729)	(633,729)	(532,078)	(1,165,807)
Balance at Dec. 31, 2023		$ 1,957	[1]	$ 657	[1]		32,620,568		2,477,940	(30,467,027)	(1,989,087)	2,645,008	8,143,570	10,788,578
Balance (in Shares) at Dec. 31, 2023	[1]	19,574,078		6,567,272
Issuance of ordinary shares		$ 10	[1]		[1]	(100,000)	99,990
Issuance of ordinary shares (in Shares)		103,300	[1]
Acquisition of non-controlling interests			[1]		[1]		(533,602)					(533,602)	467,851	65,751
Derecognition of redeemable non-controlling interests			[1]		[1]								35,527,113	35,527,113
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]		(983,927)					(983,927)		(983,927)
Net loss			[1]		[1]					(11,776,436)		(11,776,436)	(6,204,728)	(17,981,164)
Share-based compensation			[1]		[1]		972,743					972,743		972,743
Settlement for vested shares		$ 74	[1]		[1]		(74)
Settlement for vested shares (in Shares)		742,300	[1]
Foreign currency translation adjustment			[1]		[1]						(588,057)	(588,057)	(374,862)	(962,919)
Balance at Dec. 31, 2024		$ 2,041	[1]	$ 657	[1]	(100,000)	32,175,698		2,477,940	(42,243,463)	(2,577,144)	(10,264,271)	37,558,944	27,294,673
Balance (in Shares) at Dec. 31, 2024	[1]	20,419,678		6,567,272
Issuance of ordinary shares and warrants		$ 1,100	[1]		[1]		13,266,405	910,593				14,178,098		14,178,098
Issuance of ordinary shares and warrants (in Shares)		11,000,000	[1]
Collection of subscription receivable			[1]		[1]	100,000						100,000		100,000
Surplus reserve			[1]		[1]				4,023	(4,023)
Net loss			[1]		[1]					(16,635,580)		(16,635,580)	(10,023,801)	(26,659,381)
Share-based compensation			[1]		[1]		322,386					322,386		322,386
Settlement for vested shares		$ 74	[1]		[1]		(74)
Settlement for vested shares (in Shares)		742,300	[1]
Foreign currency translation adjustment			[1]		[1]						195,380	195,380	461,014	656,394
Balance at Dec. 31, 2025		$ 3,215	[1]	$ 657	[1]		$ 45,764,415	$ 910,593	$ 2,481,963	$ (58,883,066)	$ (2,381,764)	$ (12,103,987)	$ 27,996,157	$ 15,892,170
Balance (in Shares) at Dec. 31, 2025	[1]	32,161,978		6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).